Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	63 Months Ended	83 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000214509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[1]	4.56%	3.32%	4.46%
C000214506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[2]	4.51%	3.26%		4.42%
Lipper Global High Yield Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global High Yield Funds Average
Average Annual Return, Percent		4.18%	3.38%	4.04%	4.04%
ICE BofA Global High Yield Constrained USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Global High Yield Constrained USD Hedged Index
Average Annual Return, Percent		5.15%	3.94%	4.75%	4.75%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%	(1.74%)	(0.28%)	(0.28%)

[1]
The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on September 26, 2019. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

[2]	Commenced operations on September 26, 2019.